Risks (Tables)	12 Months Ended
Dec. 31, 2018
Risks/Concentration of Credit Risks [Abstract]
Schedule of industry concentration risk
	Loan receivable as of December 31, 2018	Interest income for the year ended December 31, 2018
Tire supply chain financing	$79,604,804	$-
Trade and service	$55,090,515	$156,126
Construction and decoration	$50,889,845	$7,455

	Percentage	Percentage
Tire supply chain financing	35.9%	0%
Trade and service	24.9%	59.2%
Construction and decoration	23.0%	2.8%

	Loan receivable as of December 31, 2017	Interest income for the year ended December 31, 2017
Tire supply chain financing	$84,133,590	$7,767,344
Trade and service	$57,927,749	$6,231,634
Construction and decoration	$-	$-

	Percentage	Percentage
Tire supply chain financing	46.3%	47.0%
Trade and service	31.9%	37.7%
Construction and decoration	-	-